Cash Generated by Operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash Generated by Operations
28.	CASH GENERATED BY OPERATIONS
	Profit/(loss) from continuing operations	174.7	(344.8)	(20.8)
	Mining and income taxation	175.6	(65.9)	173.2
	Royalties	73.7	62.5	62.0
	Interest expense	132.6	91.8	91.2
	Interest received	(6.6)	(6.8)	(5.1)
	Amortisation and depreciation	610.0	668.4	748.1
	Interest expense - environmental rehabilitation	11.7	11.7	12.1
	Non-cash rehabilitation expense/(income)	13.4	(0.9)	(13.5)
	Interest received - environmental trust funds	(0.7)	(0.6)	(0.5)
	Impairment, net of reversal of impairment of investments and assets	9.8	520.3	200.2
	Write-off of exploration and evaluation assets	30.0	37.7	51.5
	(Profit)/loss on disposal of assets	(1.2)	51.6	(4.0)
	Gain on acquisition of Asanko	—	(51.8)	—
	Unrealised loss/(gain) on derivative contracts	112.6	36.6	(20.7)
	Fair value (gain)/loss on Maverix warrants	(4.2)	(3.8)	0.4
	Profit on disposal of Maverix	(14.6)	(4.0)	—
	Silicosis settlement costs	(1.6)	(4.5)	30.2
	Share-based payments	20.5	37.5	26.8
	Long-term incentive plan expense	9.1	1.1	5.0
	Payment of long-term incentive plan	—	(17.8)	(11.5)
	Borrowing costs capitalised	(43.4)	(17.5)	(22.9)
	Share of results of equity-accounted investees, net of taxation	(4.5)	0.2	(0.3)
	Other	5 . 9	(3.0)	(14.9)
	Total cash generated by operations	1,302.8	998.0	1,286.5

1	Refer note 42.
2
Comprises US$78.3 million (2018: US$12.3 million) relating to Australian gold derivative contracts, US$12.6 million (2018: US$1.6 million) relating to gold derivative contracts at South Deep, US$36.4 million (2018: US$nil) relating to the gold derivative contracts at Ghana and US$0.3 million (2018: US$8.7 million) relating to Australian foreign exchange derivative contracts. Refer note 38 for further details.

3	Refer note 12.2 for further details.